Related-Parties Transactions - Balances and Transaction with Related Parties (Detail) - USD ($) $ in Thousands		12 Months Ended
		May 31, 2026	May 31, 2025	May 31, 2024
Related Party Transaction [Line Items]
Amounts due from related parties, non-current		$ 12,645	$ 12,464
Net revenues		5,661,294	4,900,262	$ 4,313,586
Loans provided to related parties		1,405	6,371	1,388
Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current		7,742	6,567
Amounts due to related parties, current		88	405
Amounts due from related parties, non-current		12,645	12,464
Net revenues		481	185	251
Loans provided to related parties		1,405	6,371	1,388
Cost		10	40	48
Executive Chairman [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, non-current	[1]	2,891	1,908
Metropolis [Member] | Executive Chairman [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[1]	1,756	3,273
Amounts due to related parties, current	[1]		403
Rental expense	[1]	14,026	13,160	10,896
Net revenues	[1]	480	185
Others [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current		3,510	224
Amounts due to related parties, current		88	2
Amounts due from related parties, non-current		1,478	4,166
Net revenues		1
Loans provided to related parties				1,388
Cost		10	35
Edutainment World [Member] | Long Term Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, current	[2]	2,476	3,070
Net revenues	[2]			251
Cost	[2]		5	$ 48
Thaiwoo Management [Member] | Equity Method Investee [Member]
Related Party Transaction [Line Items]
Loans provided to related parties		1,405
Thaiwoo Management [Member] | Equity Method Investee [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amounts due from related parties, non-current	[3]	8,276	6,390
Loans provided to related parties	[3]	$ 1,405	$ 6,371

[1]	Those represented prepaid rent related to a short-term lease and deposit for the building. As of May 31, 2025 and 2026, the right-of-use assets related to the leases rented from Metropolis were US$17,350 and US$15,694, respectively, and the relevant lease liabilities were US$17,193 and US$15,269, respectively.
[2]	Although the Group can exercise significant influence over Edutainment World, the preferred shares with substantive liquidation rights are not deemed in substance common shares. Accordingly, the Group’s investment in preferred shares was accounted for as investment without readily determinable fair values in accordance with ASC 321. For the years ended May 31, 2025 and 2026, the Group provided services to Edutainment World, from which the unpaid balance was US$3,070 and US$2,476 as of May 31, 2025 and 2026, respectively. Edutainment World also provided services to the Group, and such related amounts are not material.
[3]	For the year ended May 31, 2026, the Group provided the loans in aggregate of US$1,405 to Thaiwoo Management, an equity method investee of the Group.